NATIONWIDE MUTUAL FUNDS

Supplement dated November 24, 2009
to Currently Effective Prospectuses for

Nationwide Bond Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Bond Index Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Enhanced Income Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Government Bond Fund	Nationwide Investor Destinations Conservative Fund
Nationwide Growth Fund	Nationwide Destination 2010 Fund
Nationwide International Index Fund	Nationwide Destination 2015 Fund
Nationwide International Value Fund	Nationwide Destination 2020 Fund
Nationwide Large Cap Value Fund	Nationwide Destination 2025 Fund
Nationwide Mid Cap Market Index Fund	Nationwide Destination 2030 Fund
Nationwide Money Market Fund	Nationwide Destination 2035 Fund
Nationwide S&P 500 Index Fund	Nationwide Destination 2040 Fund
Nationwide Short Duration Bond Fund	Nationwide Destination 2045 Fund
Nationwide Small Cap Index Fund	Nationwide Destination 2050 Fund
Nationwide U.S. Small Cap Value Fund	Nationwide Retirement Income Fund
Nationwide Value Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Prospectus.

Effectively immediately, the information in each Prospectus is modified as follows:

The regular mail address listed in the Fund’s Prospectus in “Section 2: Investing with Nationwide Funds” under the heading, “Contacting Nationwide Funds,” and on the back cover page under the heading, “For Additional Information Contact:,” have been revised as follows:

By Regular Mail Nationwide Funds, P.O. Box 5354, Cincinnati, OH 45201-5354

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS

Supplement dated November 24, 2009
to the Statement of Additional Information dated March 2, 2009
(as revised October 22, 2009) for

Nationwide Investor Destinations Aggressive Fund	Nationwide Destination 2015 Fund
Nationwide Investor Destinations Moderately Aggressive Fund	Nationwide Destination 2020 Fund
Nationwide Investor Destinations Moderate Fund	Nationwide Destination 2025 Fund
Nationwide Investor Destinations Moderately Conservative Fund	Nationwide Destination 2030 Fund
Nationwide Investor Destinations Conservative Fund	Nationwide Destination 2035 Fund
Nationwide Destination 2010 Fund	Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Retirement Income Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Funds’ Statement of Additional Information.

Effectively immediately, the address to obtain copies of the Prospectuses, listed on the front cover of the SAI, has been revised as follows:

Nationwide Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE